STOCKHOLDERS (Details Narrative)												1 Months Ended												3 Months Ended			9 Months Ended		10 Months Ended	12 Months Ended
		Nov. 04, 2022 USD ($) shares	Oct. 02, 2022 USD ($) shares	Oct. 02, 2022 shares	Mar. 01, 2022 USD ($) $ / shares shares	May 05, 2021 USD ($) $ / shares shares	Apr. 15, 2021 USD ($) $ / shares shares	Jan. 10, 2021 USD ($) shares	Jan. 08, 2021 USD ($)	Jun. 12, 2020 USD ($) $ / shares shares	Sep. 05, 2019 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Feb. 22, 2022 $ / shares shares	Nov. 22, 2021 USD ($) $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	May 24, 2021 USD ($) shares	May 20, 2021 USD ($) $ / shares shares	Apr. 15, 2021 USD ($) $ / shares shares	Dec. 25, 2020 USD ($) $ / shares shares	Dec. 18, 2020 USD ($) $ / shares shares	Dec. 16, 2020 USD ($) $ / shares shares	Aug. 24, 2020 USD ($) $ / shares shares	Sep. 17, 2019 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Aug. 02, 2022 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Feb. 14, 2023 $ / shares	Oct. 24, 2022 $ / shares	Dec. 15, 2021 shares
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized																								11,500,000	0		11,500,000	0	0	11,500,000
Common stock aggregate price | $																													$ 25,000
Common stock issued to initial stockholders | $	[1]																												$ 25,000
Share based compensation | $																														0
Naturalshrimp Incorporated [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												200,000,000																				200,000,000
Preferred stock, par value | $ / shares												$ 0.0001																				$ 0.0001
Preferred stock Value | $												$ 500												$ 500			$ 500			$ 500		$ 500
Benficial conversion feature | $																											$ 99,000
Shares issued as consideration for Rights Agreement																												4,762,376				4,762,376
Warrant to purchase shares							10,000,000							3,739,000				10,000,000
Warrant exercise price | $ / shares							$ 0.75							$ 0.75				$ 0.75
Fair value of warrants adjustment | $																								$ (1,155,000)	$ 137,000		$ (3,031,000)	$ 137,000				$ (1,987,000)
Proceeds from purchasers | $																												17,277,123				17,277,123
Proceeds from warrants | $																												$ 11,000				$ 11,000
Naturalshrimp Incorporated [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrant measurement input												2.42																				2.42
Naturalshrimp Incorporated [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																								0			0			0
Naturalshrimp Incorporated [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																								4.11			4.11			4.11
Naturalshrimp Incorporated [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input												185.9												125.3			125.3			125.3		185.9
Naturalshrimp Incorporated [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																								4.22			4.22			4.22
Naturalshrimp Incorporated [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input												205.9												145.6			145.6			145.6		205.9
Naturalshrimp Incorporated [Member] | Three Consultants [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares																									430,000
Share price | $ / shares																									$ 0.36			$ 0.36	$ 0.36
Common stock issued to initial stockholders | $																									$ 158,000
Naturalshrimp Incorporated [Member] | Consultant [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares							500,000			1,250,000						200,000		500,000	1,500,000			1,500,000									250,000
Share price | $ / shares							$ 0.39			$ 0.049								$ 0.39	$ 0.041			$ 0.045
Common stock issued to initial stockholders | $							$ 195,000			$ 61,250						$ 99,600		$ 195,000	$ 616,500			$ 67,500											67,500
Number of shares vested				62,500																				24,275
Shares vested value | $												$ 121,875				24,900
Prepaid expense | $																																	308,250
Consulting expense | $																										$ 308,250							$ 308,250
Naturalshrimp Incorporated [Member] | Consultant [Member] | First Six Months [Member]
Class of Stock [Line Items]
Share based compensation | $																12,500
Naturalshrimp Incorporated [Member] | Consultant [Member] | Per Month Thereafter [Member]
Class of Stock [Line Items]
Share based compensation | $																$ 15,000
Naturalshrimp Incorporated [Member] | Consultant [Member] | Vested Immediately [Member]
Class of Stock [Line Items]
Number of shares vested																50,000
Naturalshrimp Incorporated [Member] | Consultant [Member] | Each Quarter [Member]
Class of Stock [Line Items]
Number of shares vested																50,000
Naturalshrimp Incorporated [Member] | Consultant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares vested			62,500
Shares vested value | $			$ 24,275
Naturalshrimp Incorporated [Member] | New Employees [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares																									175,000
Share price | $ / shares																									$ 0.395			$ 0.395	$ 0.395
Common stock issued to initial stockholders | $																									$ 68,300
Naturalshrimp Incorporated [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares						$ 0.55	$ 0.55										$ 0.55	$ 0.55
Common stock issued to initial stockholders | $																		$ 5,000,000
Warrant to purchase shares							10,000,000											10,000,000
Warrant exercise price | $ / shares							$ 0.75											$ 0.75
Warrants term							5 years											5 years
Number of commitments shares																		1,000,000
Proceeds from purchasers | $																		$ 4,732,123
Purchase of common stock , shares						15,454,456											2,727,272
Purchase of common stock | $						$ 8,245,000											$ 1,455,000
Naturalshrimp Incorporated [Member] | Securities Purchase Agreement [Member] | GHS [Member]
Class of Stock [Line Items]
Share price | $ / shares															$ 0.40
Warrant to purchase shares															1,100,000
Fair value of warrants adjustment | $															$ 11,000
Purchase of common stock , shares															3,000,000
Naturalshrimp Incorporated [Member] | GHS Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares		64,000,000																						11,306.351
Common stock issued to initial stockholders | $		$ 5,000,000
Warrant to purchase shares		64,000,000
Fair value of warrant | $		$ 5,000,000
Naturalshrimp Incorporated [Member] | GHS Purchase Agreement [Member] | GHS [Member]
Class of Stock [Line Items]
Warrant to purchase shares															7,500,000
Common stock underlying prefunded warrant															1,100,000
Fair value of warrant | $															$ 3,011,000
Offering expenses | $															90,330
Proceeds from warrants | $															$ 2,909,670
Naturalshrimp Incorporated [Member] | GHS Purchase Agreement [Member] | Minimum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price | $ / shares																																			$ 0.060
Naturalshrimp Incorporated [Member] | GHS Purchase Agreement [Member] | Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price | $ / shares																																			$ 0.065
Naturalshrimp Incorporated [Member] | Leak-Out Agreements [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares																																13,861,386
Naturalshrimp Incorporated [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												5,000,000												5,000,000			5,000,000			5,000,000		5,000,000	5,000,000
Preferred stock, par value | $ / shares												$ 0.0001																				$ 0.0001	$ 0.0001
Preferred stock, shares outstanding												5,000,000												5,000,000			5,000,000			5,000,000		5,000,000	5,000,000
Preferred stock, shares issued												5,000,000																				5,000,000	5,000,000
Preferred stock Value | $												$ 500																				$ 500	$ 500
Naturalshrimp Incorporated [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											5,000	5,000												5,000			5,000			5,000		5,000	5,000
Preferred stock, par value | $ / shares											$ 0.0001	$ 0.0001																				$ 0.0001	$ 0.0001
Preferred stock, shares outstanding												0												0			0			0		0	607
Preferred stock, stated value | $											$ 1,200
Preferred stock redeemable description											The Series B Preferred Stock are redeemable at the Company’s option, at percentages ranging from 120% to 135% for the first 180 days, based on the passage of time. The Series B are also redeemable at the holder’s option, upon the occurrence of a triggering event which includes a change of control, bankruptcy, and the inability to deliver Series B Preferred Stock requested under conversion notices. The triggering redemption amount is at the greater of (i) 135% of the stated value or (ii) the product of the volume-weighted average price (“VWAP”) on the day proceeding the triggering event multiplied by the stated value divided by the conversion price.
Preferred stock, shares issued												0																				0	607
Preferred stock Value | $
Shares issued as consideration for Rights Agreement																																1,202,000
Naturalshrimp Incorporated [Member] | Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																							5,000
Preferred stock, stated value | $																							$ 1,200
Proceeds from preferred stock | $																							$ 5,000,000
Shares issued as consideration for Rights Agreement																																607	5,008
Preferred stock, dividends-in-kind shares																																232	115
Common stock issued to initial stockholders, shares																																10,068,000	113,517,030
Naturalshrimp Incorporated [Member] | Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Various Tranches [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																																	3,250	2,250
Preferred stock Value | $																																	$ 3,250,000	$ 2,250,000
Benficial conversion feature | $																																	$ 1,335,000	$ 475,000
Naturalshrimp Incorporated [Member] | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												20,000									20,000											20,000	20,000
Preferred stock, par value | $ / shares																					$ 0.0001
Preferred stock, shares outstanding												0												0			0			0		0	6,050
Preferred stock, stated value | $																					$ 1,200
Preferred stock redeemable description																					The Series D Preferred Stock are also redeemable at the holder’s option, upon the occurrence of a triggering event which includes a change of control, bankruptcy, and the inability to deliver shares of common stock requested under conversion notices. The triggering redemption amount is 150% of the stated value.
Benficial conversion feature | $																																	$ 1,721,000
Shares issued as consideration for Rights Agreement																																60,050,000
Common stock aggregate price | $																					$ 10,000,000
Share price | $ / shares																					$ 0.10
Naturalshrimp Incorporated [Member] | Series D Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Benficial conversion feature | $								$ 3,022,000
Shares issued as consideration for Rights Agreement																		3,739.63
Naturalshrimp Incorporated [Member] | Series D Preferred Stock [Member] | Securities Purchase Agreement [Member] | Purchaser [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																				$ 0.0001
Proceeds from preferred stock | $								$ 1,050,000	$ 1,050,000											$ 5,000,000
Preferred stock, shares issued								1,050
Preferred stock Value | $									$ 1,250,000											6,000,000
Benficial conversion feature | $																				$ 8,471,000
Common stock issued to initial stockholders, shares																				6,000,000
Share price | $ / shares																				$ 0.27
Common stock purchase price per share | $ / shares																				$ 1,000
Preferred stock redemption discount | $								$ 250,000												$ 1,000,000
Common stock issued to initial stockholders | $																				$ 1,616,250
Accretion of redemption | $																																	$ 302,500
Naturalshrimp Incorporated [Member] | Series D Preferred Stock [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares							$ 0.0001											$ 0.0001
Benficial conversion feature | $																		$ 3,270.000														$ 3,326,172
Exchange aggregate Preferred Stock																		3,600
Exchange into dividend, amount | $																		$ 3,258,189
Reedemable Preferred Stock																		2,450
Reedemable amount | $																		$ 3,513,504
Deemed dividend | $																		$ 2,719,538
Naturalshrimp Incorporated [Member] | Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized												10,000																				10,000	10,000
Preferred stock, shares outstanding												2,840																				2,840	0
Redeemable convertible preferred stock, shares authorized												10,000												10,000			10,000			10,000		10,000
Redeemable convertible preferred stock, shares outstanding												2,840												1,670			1,670			1,670		2,840
Proceeds from preferred stock | $																																$ 1,348,000
Common stock issued to initial stockholders, shares																		10,000
Share price | $ / shares							1,200											$ 1,200
Preferred stock redemption discount | $																											$ 1,114,000
Preferred Stock conversion price per share | $ / shares							0.35											$ 0.35
Dividend rate per annum																		12.00%
Warrant to purchase shares														270,000																							3,000,000
Reedemable amount | $																								$ 198,000			$ 755,000
Naturalshrimp Incorporated [Member] | Series E Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Reedemable options percentage																		115.00%
Naturalshrimp Incorporated [Member] | Series E Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Reedemable options percentage																		125.00%
Naturalshrimp Incorporated [Member] | Series E Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														1,500
Preferred stock, stated value | $														$ 1,000
Shares issued as consideration for Rights Agreement																																2,400
Common stock issued to initial stockholders, shares																																8,228,572
Share price | $ / shares														$ 0.38
Warrant to purchase shares														3,739,000
Warrant exercise price | $ / shares														$ 0.75
Purchase price of warrants | $														$ 1,500,000
Fair value of warrants adjustment | $														$ 561,000																		$ 300,000
Warrants issue as placement agent fees														267,429
Fair value of warrant issued | $														$ 101,000
Beneficial conversion feature | $														170.000
Fair value of warrants issued in temporary equity | $																																662,000
Amortization | $																																$ 338,000
New issue warrants fair value | $														$ 1,373,000
Naturalshrimp Incorporated [Member] | Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrant measurement input														0.0133
Naturalshrimp Incorporated [Member] | Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input														2.099
Naturalshrimp Incorporated [Member] | Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrant measurement input														0
Naturalshrimp Incorporated [Member] | Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrant to purchase shares														1,500,000
Naturalshrimp Incorporated [Member] | Series F Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized												750,000												750,000			750,000			750,000		750,000	750,000
Redeemable convertible preferred stock, shares outstanding												750,000												750,000			750,000			750,000		750,000	0
Naturalshrimp Incorporated [Member] | Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																																				$ 0.0001
Redeemable convertible preferred stock, shares authorized												20,000												20,000			20,000			20,000		20,000	20,000
Redeemable convertible preferred stock, shares outstanding												2,840												1,670			1,670			1,670		2,840	0
Shares issued as consideration for Rights Agreement																																9,737,000
Naturalshrimp Incorporated [Member] | Series E Convertible Preferred Stock [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares							$ 0.0001											$ 0.0001
Naturalshrimp Incorporated [Member] | Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized													750,000
Preferred stock, par value | $ / shares													$ 0.0001
Redeemable convertible preferred stock, shares outstanding												750,000												750,000			750,000			750,000		750,000
Shares issued as consideration for Rights Agreement																								180,333,000			184,387,000
Preferred stock votes													1,000 votes per each share of Series F Preferred Stock held by such holder.
Naturalshrimp Incorporated [Member] | Series F Preferred Stock [Member] | Board of Directors [Member]
Class of Stock [Line Items]
Common stock issued to initial stockholders, shares					250,000
Share price | $ / shares					$ 0.246
Number of shares issued for services					750,000
Common stock shares payable					738,687,135
Share based compensation | $					$ 43,612,000

[1]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 7).